Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

23) Subsequent Events

For its consolidated financial statements as of December 31, 2021 and the year then ended, management reviewed and evaluated material subsequent events from the consolidated balance sheet date of December 31, 2021 through April 8, 2022, the date the consolidated financial statements were issued.

Acquisition of Symeo GmbH

On October 21, 2021, indie entered into a definitive agreement with Analog Devices to acquire Symeo GmbH (“Symeo”) for $10 million in cash at closing, $10 million in cash in 2023 and an equity-based earn-out of up to 858,369 shares of indie Class A common stock based on future revenue growth. The Symeo transaction was approved by the German government on January 4, 2022 and closed on the same day.

The transaction costs associated with the acquisition for the year ended December 31, 2021 were not material and were expensed as incurred.

The Company expects to account for the acquisition of Symeo as a business combination and is currently evaluating the purchase price allocation. It is not practicable to disclose the preliminary purchase price allocation or unaudited pro forma combined financial information for these transactions, given the short period of time between the acquisition date and the issuance of these consolidated financial statements.